Operating leases	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
Operating leases	Operating leases
    Lease costs recorded under operating leases for the three months ended March 31, 2021 and March 31, 2020 were as follows:

	Three Months Ended
	March 31, 2021	March 31, 2020
	(in thousands)
Operating lease costs	$7,789	$8,089
Income from sub-leases	(211)	(268)
Net operating lease costs	$7,578	$7,821
    Of the total cost of $7.6 million incurred in the three months ended March 31, 2021 (March 31, 2020: $7.8 million), $7.0 million (March 31, 2020: $7.1 million) is recorded within selling, general and administration costs and $0.6 million (March 31, 2020: $0.7 million) is recorded within direct costs.

    During the three months ended March 31, 2021 and March 31, 2020, costs incurred by the Group related to variable lease payments was de minimis.

    Right-of-use assets obtained during the three months ended March 31, 2021 excluding early termination options, now reasonably certain to be exercised of $4.2 million, totaled $2.9 million (March 31, 2020: $4.3 million).

The weighted average remaining lease term and weighted-average discount rate at March 31, 2021 were 4.04 years and 2.54%, respectively.

    Future minimum lease payments under non-cancelable leases as of March 31, 2021 were as follows:

Minimum rental payments
(in thousands)
March 31, 2021
Due within 1 year	$25,393
Due between 1 and 5 years	47,653
Thereafter	7,449
Total future minimum lease payments	80,495
Lease imputed interest	(4,528)
Total	$75,967
Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $23.8 million have been included in other liabilities as at March 31, 2021 (March 31, 2020: $24.8 million).